Average Annual Total Returns - Mid Cap Growth Stock Portfolio	Mid Cap Growth Stock Portfolio 1 Yr	Mid Cap Growth Stock Portfolio 5 Yr	Mid Cap Growth Stock Portfolio 10 Yr	Russell MidCap® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Russell MidCap® Growth Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Russell MidCap® Growth Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Mid Cap Growth Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Mid Cap Growth Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Mid Cap Growth Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	25.41%	13.38%	10.44%	35.59%	18.66%	15.05%	37.76%	18.87%	14.27%